Other current assets and assets held for sale - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Feb. 08, 2023	Dec. 31, 2021
Schedule of Other Assets [Line Items]
VAT receivables		€ 44	€ 40
Value added tax payables		61	59
Assets held for sale		46	22
VAT assessment
Schedule of Other Assets [Line Items]
Loss contingency, damages sought, value				€ 250
Basque Region
Schedule of Other Assets [Line Items]
VAT receivables	€ 25	25
Spain
Schedule of Other Assets [Line Items]
Value added tax payables	57	€ 61	€ 59
Spanish tax authorities
Schedule of Other Assets [Line Items]
Value added tax receivables					€ 214
Value Added Tax Paid (Refund)	€ 252